Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ (13,764)	$ 15,096	$ 14,954	$ 151,164	$ 48,983
Non-cash elements included in net income (loss):
Depreciation, depletion and amortization	34,834	22,799	50,113	47,348	60,235
Net gain on sale of investments	(197)			(611)	(588)
Loss on impairment of investments			1,171	140	739
(Gain) Loss on disposition of properties, plants, equipment and mineral interests	(125)	660	275		80
Provision for reclamation and closure costs	1,190	2,908	1,106	7,004	196,262
Deferred income taxes	(1,610)	3,697	546	76,944	(141,707)
Stock compensation	1,870	1,495	3,101	2,073	3,446
Amortization of loan origination fees	397	201	460	598	621
Amortization of intangible asset					1,380
(Gain) loss on derivative contracts	(21,528)	9,376	29,627	(53,545)	20,795
Other non-cash items	(25)	604	1,765	1,209	(495)
Change in assets and liabilities, net of amounts acquired:
Accounts receivable	9,117	(16,838)	(4,713)	16,531	(9,404)
Inventories	3,601	3,013	(2,442)	(7,064)	2,335
Other current and non-current assets	4,254	1,756	610	2,164	3,279
Accounts payable and accrued liabilities	5,790	389	4,927	1,466	10,896
Accrued payroll and related benefits	(1,577)	(3,696)	(2,118)	2,090	(3,376)
Accrued taxes	(7,518)	(6,618)	1,967	(5,688)	9,802
Accrued reclamation and closure costs and other non-current liabilities	(4,436)	(3,602)	(32,333)	(171,932)	(5,474)
Net cash provided by operating activities	10,275	31,240	69,016	69,891	197,809
Investing activities:
Additions to properties, plants, equipment and mineral interests	(60,291)	(51,535)	(113,096)	(87,546)	(67,414)
Acqusition of Aurizon, net of cash acquired	(321,117)
Proceeds from sale of investments	1,771			1,366	1,138
Proceeds from disposition of properties, plants and equipment	126	116	886	113	29
Redemptions of restricted cash and investment balances				9,448	1,459
Changes in restricted cash and investment balances	55		(5)	(3,200)
Purchases of investments	(5,738)		(5,823)
Net cash used by investing activities	(385,194)	(51,419)	(118,038)	(79,819)	(64,788)
Financing activities:
Proceeds from exercise of warrants and stock options			700	5,786	53,093
Dividends paid to common shareholders	(4,277)	(9,986)	(17,121)	(5,592)
Dividend paid to preferred shareholders	(276)	(276)	(552)	(3,822)	(4,513)
Debt issuance fees	(1,426)
Loan origination fees paid			(750)	(180)	(200)
Acquisition of treasury shares	(286)	(203)	(2,144)	(469)	(693)
Borrowings on debt	490,000
Repayments of capital leases	(3,425)	(2,492)	(5,890)	(2,938)	(1,780)
Net cash provided by (used in) financing activities	480,310	(12,957)	(26,457)	(7,215)	45,907
Net increase (decrease) in cash and cash equivalents	105,391	(33,136)	(75,479)	(17,143)	178,928
Cash and cash equivalents at beginning of period	190,984	266,463	266,463	283,606	104,678
Cash and cash equivalents at end of period	296,375	233,327	190,984	266,463	283,606
Cash paid during year for:
Interest			1,968	1,683	584
Income tax payments			3	17,874	11,075
Significant non-cash investing and financing activities:
Stock issued for acquisition of assets				33,831
Capital leases acquired	6,725	5,828	13,119	6,935	3,212
Accounts payable change relating to capital additions	(6,577)	(3,632)	3,727	8,687	3,488
Preferred stock dividends paid in common stock					22,891
Aurizon [Member]
Significant non-cash investing and financing activities:
Stock issued for acquisition of assets	$ 218,302